N-2 - $ / shares			3 Months Ended
	Apr. 05, 2024	Mar. 28, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001655099
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-276463
Investment Company Act File Number	811-23157
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	BROOKFIELD REAL ASSETS INCOME FUND INC.
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
City Area Code	212
Local Phone Number	417-7049
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Investment Policies

Investment Objective

The Fund’s investment objective is to seek high total return, primarily through high current income and secondarily, through growth of capital.

The Fund’s investment objective is not fundamental and may be changed without stockholder approval. Stockholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

As a fundamental policy, the Fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the Fund. This policy may not be changed without a stockholder vote.

The Fund makes investments that will result in the concentration (as that term is used in the 1940 Act) of its assets. Under normal market conditions, the Fund will invest more than 25% of its total assets in the real estate industry. The policy of concentration is a fundamental policy. This fundamental policy and the investment restrictions described in the Statement of Additional Information under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.

Principal Investment Policies

The Fund seeks to achieve its investment objective by investing primarily in Real Asset Companies and Issuers. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in the securities and other instruments of Real Asset Companies and Issuers. The Fund may change the 80% Policy without stockholder approval upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Real Asset Companies and Issuers includes the following categories:

●	real estate;

●	infrastructure; and

●	natural resources.

The information contained under the heading “Additional Fund Information—Investment Objective and Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

Risk Factors and Special Considerations

The information contained under the heading “Additional Fund Information—Principal Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

Share Price [Table Text Block]

Description of Common Shares

The Fund is authorized to issue 1,000,000,000 common shares. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares outstanding are, and the common shares issuable upon the exercise of any subscription rights, when issued and paid for pursuant to the terms of the Offer, will be, fully paid and non-assessable. Common shares are not redeemable and have no preemptive rights, conversion rights, cumulative voting rights or appraisal rights.

The number of Common Shares outstanding as of March 28, 2024, was 55,455,431.

The following table sets forth the high and low market prices for the common shares on the NYSE, for each full quarterly period during the last two fiscal years and during the current fiscal year period, along with the NAV and discount or premium to NAV for each quotation.

	Market Price ($)		Net Asset Value ($)		Premium/ (discount) to net asset value
	High	Low	High	Low	High	Low
Period Ended
March 31, 2024	13.29	12.81	14.93	14.64	-10.51%	-14.20%
December 31, 2023	12.93	11.93	14.94	14.11	-11.98%	-15.65%
September 30, 2023	17.24	12.02	14.87	14.38	16.61%	-17.10%
June 30, 2023	17.26	16.14	15.45	14.79	13.25%	7.17%
March 31, 2023	18.10	16.15	16.26	15.08	16.10%	3.66%
December 31, 2022	18.00	16.15	16.13	15.24	13.70%	3.66%
September 30, 2022	20.35	16.64	17.66	15.54	16.29%	5.99%
June 30, 2022	21.15	16.45	19.40	16.60	16.36%	-0.96%
March 31, 2022	21.83	20.07	20.15	18.63	10.81%	3.96%

Set forth below is information with respect to the Fund’s outstanding securities as of March 28, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	1,000,000,000	0	55,455,431

On March 28, 2024, the Fund’s NAV was $14.81 and the last reported sale price of a common share on the NYSE was $12.92, representing a 12.76% discount to such NAV.

Lowest Price or Bid			$ 12.81	$ 11.93	$ 12.02	$ 16.14	$ 16.15	$ 16.15	$ 16.64	$ 16.45	$ 20.07
Highest Price or Bid			13.29	12.93	17.24	17.26	18.1	18	20.35	21.15	21.83
Lowest Price or Bid, NAV			14.64	14.11	14.38	14.79	15.08	15.24	15.54	16.6	18.63
Highest Price or Bid, NAV			$ 14.93	$ 14.94	$ 14.87	$ 15.45	$ 16.26	$ 16.13	$ 17.66	$ 19.4	$ 20.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(10.51%)	(11.98%)	16.61%	13.25%	16.10%	13.70%	16.29%	16.36%	10.81%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(14.20%)	(15.65%)	(17.10%)	7.17%	3.66%	3.66%	5.99%	(0.96%)	3.96%
Share Price		$ 12.92
NAV Per Share		$ 14.81
Latest Premium (Discount) to NAV [Percent]		12.76%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Structure

The following description is based on relevant portions of the Maryland General Corporation Law and on the Charter and Bylaws. This summary is not necessarily complete, and you should refer to the Maryland General Corporation Law and the Charter and Bylaws for a more detailed description of the provisions summarized below.

Stock

The Fund’s authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share, all of which are initially classified as common shares. Of that amount, 55,455,431 are outstanding as of March 28, 2024. The common shares are listed on the NYSE under the symbol “RA.” Under Maryland law, the Fund’s stockholders generally are not personally liable for the Fund’s debts or obligations.

Under the Charter, the Board of Directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, the Charter provides that the Board of Directors, without any action by the stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue.

Common Shares

All common shares have equal voting rights and equal rights as to earnings, assets and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends may be paid to the holders of the common shares if, as and when authorized by the Board of Directors and declared by the Fund out of funds legally available therefor. Common shares have no preemptive, appraisal, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of the Fund’s liquidation, dissolution or winding up, each common share would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time. Except as provided with respect to any other class or series of stock, each common share is entitled to one vote on all matters submitted to a vote of stockholders, including the election of Directors and the holders of the common shares will possess exclusive voting power. There is no cumulative voting in the election of Directors, which means that holders of a majority of the outstanding common shares can elect all of the Fund’s Directors, and holders of less than a majority of such shares will be unable to elect any Director.

Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current NAV, except in connection with an offering to existing common stockholders or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s NAV per share will be reduced immediately following the offering of common shares by the amount of offering expenses paid by the Fund. See “Use of Proceeds.” Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional common shares or sell shares already held, the stockholder may do so by trading through a broker on the NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than NAV. Because the market value of the common shares may be influenced by such factors as dividend distribution levels (which are, in turn, affected by expenses), dividend and distribution stability, NAV, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than NAV in the future. Common shares of the Fund are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Preferred Shares

The Fund’s governing documents provide that the Board of Directors may authorize and issue preferred shares with rights as determined by the Board of Directors, by action of the Board of Directors without prior approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Fund may in the future utilize preferred shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund may not issue preferred shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of preferred shares outstanding, the Fund is required to have at least two dollars of assets). In addition, the Fund is not permitted to declare any dividend (except a dividend payable in common shares), or to declare any other distribution on its common shares, or to purchase any common shares, unless the preferred shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of common shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to the extent necessary to maintain asset coverage of any preferred shares of at least 200%. Any preferred shares issued by the Fund would have voting rights and a liquidation preference over the common shares. Issuance of preferred shares would constitute financial leverage and would entail special risks to common stockholders.

If preferred shares are outstanding, two of the Fund’s Directors will be elected by the holders of preferred shares, voting separately as a class. The remaining Directors of the Fund will be elected by common stockholders and preferred shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on preferred shares for two years, preferred shares would be entitled to elect a majority of the Directors of the Fund.

The Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

Leverage

The Fund may issue preferred shares or debt securities, or to borrow to increase its assets available for investment. The Fund, however, does not have any current intention to issue preferred shares or debt securities. As a non-fundamental policy, the Fund may not issue preferred shares or borrow money and issue debt securities with an aggregate liquidation preference and aggregate principal amount exceeding 33 1/3% of the Fund’s total assets. However, the Board of Directors reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act. There can be no assurance that preferred shares representing such percentage, or any percentage, of the assets of the Fund will actually be issued.

The Charter authorizes the Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred shares, without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Fund may elect to issue preferred shares as part of a leverage strategy.

Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Charter to set the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the common shares or otherwise be in their best interests.

As provided in the 1940 Act and subject to certain exceptions, the Fund intends to issue debt or preferred shares with the condition that immediately after issuance the value of its total assets, less certain ordinary course liabilities, exceed 300% of the amount of the debt outstanding and exceed 200% of the sum of the amount of debt and preferred shares outstanding. Any such debt or preferred shares may be convertible in accordance with SEC guidelines, which may permit the Fund to obtain leverage at attractive rates.

The concept of leveraging is based on the premise that so long as the cost of the leverage on the assets to be obtained by the leverage is lower than the return earned by the Fund on these leveraged assets, the common stockholders will benefit from the incremental return. Should the differential between the return produced by the underlying assets and the cost of leverage narrow, the incremental return will be reduced.

Furthermore, if the cost of the leverage on the leveraged assets exceeds the return earned by the Fund on these leveraged assets, the NAV of the Fund will be diminished.

An issuance of preferred shares may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any preferred shares issued by the Fund.

Liquidation preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares, if any, will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred shares plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting rights. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Board of Directors at any time when dividends on any preferred shares are unpaid for two years. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (i) adopt any plan of reorganization that would adversely affect the preferred shares, and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Directors presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with common stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with common stockholders as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Distributions. Holders of any preferred shares will be entitled to receive distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The Prospectus Supplement for any preferred shares will describe the distribution payment provisions for those shares. Distributions so declared and payable shall be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common shares.

A declaration of a dividend or other distribution of any common or preferred shares of the Fund may be prohibited (i) at any time that an event of default under any borrowings has occurred and is continuing, (ii) if after giving effect to such declaration, purchase or redemption, the Fund would not meet the 1940 Act asset coverage requirements or any temporary requirements imposed under an order issued by the SEC or (iii) by Maryland law in certain instances.

Subscription Rights

The Fund may issue subscription rights to holders of certain securities. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of certain securities, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred stockholders as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.

The applicable Prospectus Supplement would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each common share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for subscription rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights. Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

The staff of the SEC has interpreted the 1940 Act as not requiring stockholder approval of a transferable rights offering to purchase common stock at a price below the then current net asset value so long as certain conditions are met, including: (i) the offering will fully protect stockholders’ preemptive rights and will not discriminate among stockholders (except for the de minimis effect of not offering fractional rights); (ii) the Fund will use its best efforts to ensure an adequate trading market in the rights for use by stockholders who do not exercise their rights; and (iii) the ratio of the offering will not exceed one new share of common stock for each three rights held, assuming that the Fund issues to its stockholders one right for each outstanding share of common stock (in effect, limiting rights offerings to no more than one-third of the number of outstanding shares of common stock at the time of the rights offering). Furthermore, the Company’s Board of Directors would determine in good faith that the offering would result in a net benefit to existing stockholders. Disclosure on the findings of the Company’s Board of Directors will be included in the Prospectus Supplement for any transferable subscription rights offering.

Security Dividends [Text Block]

Distributions. Holders of any preferred shares will be entitled to receive distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The Prospectus Supplement for any preferred shares will describe the distribution payment provisions for those shares. Distributions so declared and payable shall be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common shares.

A declaration of a dividend or other distribution of any common or preferred shares of the Fund may be prohibited (i) at any time that an event of default under any borrowings has occurred and is continuing, (ii) if after giving effect to such declaration, purchase or redemption, the Fund would not meet the 1940 Act asset coverage requirements or any temporary requirements imposed under an order issued by the SEC or (iii) by Maryland law in certain instances.

Security Voting Rights [Text Block]

Voting rights. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Board of Directors at any time when dividends on any preferred shares are unpaid for two years. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (i) adopt any plan of reorganization that would adversely affect the preferred shares, and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Directors presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with common stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with common stockholders as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]	Liquidation preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares, if any, will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred shares plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.
Outstanding Securities [Table Text Block]

Set forth below is information with respect to the Fund’s outstanding securities as of March 28, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	1,000,000,000	0	55,455,431

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
Contact Personnel Name	Brian F. Hurley, Esq.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In the unlikely event the Fund failed to pay dividends on preferred shares for two years, preferred shares would be entitled to elect a majority of the Directors of the Fund.
Security Voting Rights [Text Block]	If preferred shares are outstanding, two of the Fund’s Directors will be elected by the holders of preferred shares, voting separately as a class. The remaining Directors of the Fund will be elected by common stockholders and preferred shares voting together as a single class.
Security Preemptive and Other Rights [Text Block]	Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Fund may in the future utilize preferred shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund may not issue preferred shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of preferred shares outstanding, the Fund is required to have at least two dollars of assets).
Preferred Stock Restrictions, Other [Text Block]	The Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Dividends may be paid to the holders of the common shares if, as and when authorized by the Board of Directors and declared by the Fund out of funds legally available therefor.
Security Voting Rights [Text Block]	Except as provided with respect to any other class or series of stock, each common share is entitled to one vote on all matters submitted to a vote of stockholders, including the election of Directors and the holders of the common shares will possess exclusive voting power. There is no cumulative voting in the election of Directors, which means that holders of a majority of the outstanding common shares can elect all of the Fund’s Directors, and holders of less than a majority of such shares will be unable to elect any Director.
Security Liquidation Rights [Text Block]	In the event of the Fund’s liquidation, dissolution or winding up, each common share would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Common shares have no preemptive, appraisal, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		55,455,431